Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Income Statement [Abstract]
Net product sales	$ 1,909,000	$ 1,774,000
Operating costs and expenses
Cost of goods sold	728,000	763,000
Selling, general and administrative	3,967,000	5,235,000
Research and development	354,000	459,000
Share-based compensation	2,449,000	2,359,000
Total operating costs and expenses	7,498,000	8,816,000
Loss from operations	(5,589,000)	(7,042,000)
Other income (expense)
Change in derivative liability		459,000
Inducement to exercise warrants	(960,000)	(876,000)
Interest expense, net	(6,000)	(8,000)
Other income, net	1,000	25,000
Total other expense	(965,000)	(400,000)
Net loss	$ (6,554,000)	$ (7,442,000)
Basic and diluted net loss per share	$ (0.09)	$ (0.11)
Shares used in computing basic and diluted net loss per share	72,880,484	67,279,124